Warranty Liability (Tables)	12 Months Ended
Mar. 31, 2020
Warranty Provision Abstract
Schedule of Warranty Liability
	For the Years Ended
	March 31, 2020	March 31, 2019

Opening balance	$336,571	$123,065
Warranty additions	462,370	215,786
Warranty disbursements	(100,078)	—
Foreign exchange translation	(3,716)	(2,280)
Total	$695,147	$336,571

Current portion	$121,944	$84,707
Long term portion	573,203	251,864
Total	$695,147	$336,571